BUSINESS COMBINATIONS	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
Year ended March 31, 2021
Flight Simulation Company B.V.
On November 16, 2020, the Company acquired the shares of Flight Simulation Company B.V. (FSC) for cash consideration (net of cash acquired) of $105.2 million, subject to purchase price adjustments. FSC is a provider of training solutions as well as instructor provisioning in Europe for airline and cargo operators. The acquisition provides the Company with an expanded portfolio of customers and an established recurring training business which is complementary to its network.

Merlot Aero Limited
On December 22, 2020, the Company acquired the shares of Merlot Aero Limited (Merlot) for cash consideration (net of cash acquired) of $31.7 million and a long-term contingent cash consideration payable of up to US$10 million if certain criteria are met. Merlot is a leading civil aviation crew management and optimization software company based in Auckland, New Zealand. This acquisition expands the Company's reach beyond pilot training and into the market for digitally-enabled crew optimization services.

TRU Simulation + Training Canada Inc.
On January 26, 2021, the Company acquired the shares of TRU Simulation + Training Canada Inc. (TRU Canada) for cash consideration (net of cash acquired) of $49.6 million, subject to purchase price adjustments. TRU Canada is a manufacturer of full⁃flight simulators and flight training devices. The acquisition expands the Company’s global installed base of commercial flight simulators and customers, and the addressable market for simulator lifecycle support services and also provides the Company with a backlog of simulator orders, full-flight simulators and access to a number of airline customers globally, as well as a 33.3% equity interest in TRU Flight Training Iceland ehf, a joint venture training centre with Iceland Air, located in Iceland.

The determination of the fair value of the net assets acquired and liabilities assumed arising from the acquisitions are as follows:

Total
Current assets, excluding cash on hand	$128.8
Current liabilities	(132.5)
Property, plant and equipment	8.5
Right-of-use assets	62.6
Intangible assets	219.8
Investment in equity accounted investees	4.1
Deferred tax	0.7
Other non-current assets	0.5
Long-term debt, including current portion	(73.0)
Other non-current liabilities	(20.1)
Fair value of net assets acquired, excluding cash acquired	$199.4
Cash acquired	6.0
Total purchase consideration	$205.4
Net short-term payable	(1.1)
Settlement of pre-existing relationship	(0.3)
Fair value of long-term contingent cash consideration payable	(11.5)
Total cash consideration paid on acquisition date	$192.5

The fair value of the acquired identifiable intangible assets amount to $219.8 million and consists of goodwill of $169.0 million (non deductible for tax purposes), customer relationships of $47.9 million and other intangible assets of $2.9 million.

The fair value and the gross contractual amount of the acquired accounts receivable were $14.6 million.

Total acquisition costs incurred during fiscal 2021 relating to these acquisitions are included in Restructuring, integration and acquisition costs in the consolidated income statement (Note 8).

The net assets acquired, including intangible assets, of FSC, Merlot and TRU Canada are included in the Civil Aviation Training Solutions segment. The goodwill arising from these acquisitions is mainly attributable to the expansion of CAE’s installed base of commercial flight simulators, the expansion of the Company’s reach into the market for digitally-enabled crew optimization services, market capacity consolidation and expected synergies from combining operations.

As at March 31, 2021, the purchase price allocation for FSC, Merlot and TRU Canada were preliminary.
Year ended March 31, 2020
Pelesys Learning Systems Inc.
On April 26, 2019, the Company acquired the remaining 55% equity interest in Pelesys Learning Systems Inc. (Pelesys) for cash consideration (net of cash acquired) of $4.0 million and a long-term payable of $5.7 million.

Pelesys is a global leader in the provision of aviation training solutions and courseware. The acquisition strengthens the Company’s courseware offering and consolidates its cadet-to-captain training delivery across its global network. Prior to this transaction, the Company's 45% ownership interest in Pelesys was accounted for using the equity method.

Luftfartsskolen AS
On June 26, 2019, the Company acquired the shares of Luftfartsskolen AS, an ab-initio flight school located in Oslo, Norway, for cash consideration (net of cash acquired) of $3.5 million. This acquisition strengthens the Company’s leadership and global reach in civil aviation training by growing its flight academy network.

The purchase prices of Pelesys and Luftfartsskolen AS are mainly allocated to goodwill and intangible assets. The net assets, including intangibles, arising from these acquisitions are included in Civil Aviation Training Solutions segment.

Other
On November 12, 2019, the Company invested in a healthcare software company that enables increased efficiency of learning. The investment is in the form of a controlling 50% equity interest, for cash consideration of $0.9 million.

During the year ended March 31, 2020, the Company completed its final assessment of the fair value of assets acquired and liabilities assumed of all acquisitions realized in fiscal 2020 and those of Avianca’s Training Business, Logitude, the Indian Training Centres and Bombardier’s Business Aircraft Training Business which were acquired during the year ended March 31, 2019. Adjustments to the determination of net identifiable assets acquired and liabilities assumed for acquisitions realized in the year ended March 31, 2019 resulted in an increase of intangible assets of $6.2 million, a decrease of deferred tax assets of $4.7 million and a decrease of other net assets of $1.5 million.

During the year ended March 31, 2020, an additional net cash consideration of $1.7 million was paid for acquisitions realized during the year ended March 31, 2019.
L3HARRIS’ MILITARY TRAINING BUSINESS
L3Harris’ Military Training business
On March 1, 2021, the Company announced that it had entered into a definitive agreement to acquire L3Harris’ Military Training business for US$1.05 billion, subject to purchase price adjustments. The L3Harris Military Training business includes Link Simulation & Training, Doss Aviation and AMI. Link Simulation & Training is one of the leading providers of military training solutions in the U.S., Doss Aviation is the provider of initial flight training to the United States Air Force, and AMI is a design and manufacturing facility for simulator hardware. Subject to completion, the acquisition will expand the Company’s position as a platform-agnostic training systems integrator by diversifying its training and simulation leadership in the air domain, complementing land and naval training solutions, and enhancing its training and simulation capabilities in space and cyber. The closing of the acquisition is expected in the second half of calendar year 2021, subject to regulatory approvals and other customary closing conditions.

Private placements of subscription receipts
On March 4, 2021, the Company completed a private placement of 22,400,000 subscription receipts at a price of $31.25 per receipt for aggregate gross proceeds of $700.0 million. As at March 31, 2021, the cash proceeds from the issuance of the subscription receipts were held by an escrow agent, in a restricted account, pending the fulfilment or waiver of all outstanding conditions precedent to the closing of the L3Harris Military Training acquisition. The restricted account is included in Restricted funds for subscription receipts deposit with a corresponding Liabilities for subscription receipts in the consolidated statement of financial position. As the funds were not directly received by the Company, they were not presented in the consolidated statement of cash flows.

As at March 31
2021
Gross proceeds	$700.0
Interest earned on escrowed proceeds	0.1
Restricted funds for subscription receipts deposit	$700.1
Accrued commitment fee	14.0
Liabilities for subscription receipts	$714.1

Each subscription receipt will entitle the holder to receive one common share of the Company as well as a commitment fee of 4% of the aggregate gross proceeds upon and subject to closing of the L3Harris Military Training acquisition. In the event the acquisition does not close, holders of the subscription receipts will be entitled to a full return of their gross proceeds together with any interest earned thereon and a portion of the commitment fee. The accrued commitment fee, which amounts to $14.0 million, represents the portion of the fee that is not contingent on the closing of the acquisition, and has been recorded as a deduction from equity, less income tax recovery of $3.7 million. An additional $14.0 million is contingent on, and payable at, the closing of the acquisition and therefore was not accrued as at March 31, 2021. Other issuance-related costs amounted to $3.0 million and have been recorded as a deduction from equity, less income tax recovery of $0.8 million.

Hedging
In order to mitigate the potential impact on the purchase price of variations in the foreign exchange rate, the Company entered into forward foreign currency contracts to hedge a portion of the purchase price of the L3Harris Military Training acquisition (US$800 million). The Company applied hedge accounting and the change in fair value of these financial instruments, which resulted in a loss of $7.7 million, was recorded in other comprehensive income as at March 31, 2021.